INVENTORY	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Inventory, Net [Abstract]
Inventory Disclosure [Text Block]

NOTE 3 — INVENTORY

Inventories by major categories are summarized as follows:

	June 30, 2014	September 30, 2013
Raw material	$73,699	$84,171
Work in process	3,175,624	3,989,995
	$3,249,323	$4,074,166
Work in process consists of the capitalization of depreciation, amortization of prepaid lease of navel orange orchards, rental, salary, fertilizer, utility, and labor spent in cultivating and producing navel oranges. Work in process is posted to finished goods after the navel oranges are harvested. The harvest season of navel oranges usually starts in October.

Note 3 – Inventory

Inventory by major categories are summarized as follows:

	September 30, 2013	September 30, 2012
Raw materials	$84,171	$144,430
Work in process	3,989,995	3,395,956
Total	$4,074,166	$3,540,386

Work in process consists of depreciation, amortization of prepaid lease of navel orange orchards, rental, salary, and fertilizer, utility, labor spent in cultivating and producing navel oranges. Work in process is posted to finished goods after the navel oranges are harvested. The harvest season of navel oranges usually starts in October.